STOCK OPTIONS (Details) - Employee Stock Option [Member]	9 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years		7 years
Risk free rate		1.59%
Dividend yield		0.00%
Forfeiture rate		0.00%
Expected volatility		114.00%
February 17, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	5 years
Risk free rate	1.59%
Dividend yield	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
July 1, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	4 years 4 months 6 days
Risk free rate	1.59%
Dividend yield	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
June 20, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	6 years 3 months 25 days
Risk free rate	1.59%
Dividend yield	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%
April 11, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years	4 years 1 month 20 days
Risk free rate	1.59%
Dividend yield	0.00%
Forfeiture rate	0.00%
Expected volatility	114.00%